Financial instruments (Narrative) (Details) $ in Thousands, lb in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) lb $ / lbs	Dec. 31, 2021 USD ($) lb $ / lbs	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gold prepayment revaluation	$ 512	$ (2,684)
Gold prepayment liability	$ 71,208	$ 140,008	$ 137,031
Deposits and other investments with Schedule 1 Canadian banks, as a percentage of total cash and cash equivalents	64.00%	76.00%
Percentage of entity's trade receivables that are insured	86.00%	96.00%
Credit insurance deductible	10.00%
Copper fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of copper fixed for floating swaps | lb	89.7	72.8
Average price recorded for copper fixed for floating swaps | $ / lbs	3.61	4.34
Derivative financial liabilities	$ 17,269	$ 5,440
Zinc fixed for floating swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of zinc fixed for floating swaps | lb	17.5
Average price recorded for zinc fixed for floating swaps | $ / lbs	1.32
Derivative financial liabilities	$ 149
Non-hedge derivative zinc contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Pounds of zinc forward sales contracts | lb		3.1
Derivative financial assets		$ 419
Non-hedge derivative zinc contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs		1.44
Non-hedge derivative zinc contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Range of zinc forward sales contracts prices | $ / lbs		1.52
Provisional pricing - copper and zinc [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 20,285	$ 6,500
Customer 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	18.00%	29.00%
Customer 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables that represent largest customers	14.00%	23.00%